RESTRUCTURING AND OTHER EXIT COSTS - Narrative (Detail)	12 Months Ended
Dec. 30, 2012
Restructuring and Related Activities [Abstract]
Restructuring and related activities description	The restructuring is a two-year program that includes workforce reductions, infrastructure changes, and technology initiatives which are designed to better align our resources with our growing core solutions business and to reduce costs to offset the impact of declining revenue from our legacy products.